Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI")	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI")

Note 5 – Other Comprehensive Income and Accumulated Other Comprehensive Income (“AOCI”)

The following information provides insight into amounts impacting Other Comprehensive Income (Loss), both before and after-tax, within the Consolidated Statements of Comprehensive Income, which also impact Accumulated Other Comprehensive Income in the Company’s Consolidated Balance Sheets and Consolidated Statements of Equity.

Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

	2012			2011			2010
	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount
(Thousands of dollars)
Defined benefit pension plans:
Net actuarial gain/(loss)	$(74,853)	$28,444	$(46,409)	$(135,492)	$51,487	$(84,005)	$(9,058)	$3,442	$(5,616)
Amortization of transition obligation	867	(329)	538	867	(330)	537	867	(329)	538
Amortization of net actuarial (gain)/loss	25,597	(9,727)	15,870	15,569	(5,916)	9,653	12,122	(4,606)	7,516
Prior service cost	(2,423)	921	(1,502)	—	—	—	—	—	—
Regulatory adjustment	42,771	(16,253)	26,518	105,931	(40,254)	65,677	652	(248)	404

Pension plans other comprehensive income (loss)	(8,041)	3,056	(4,985)	(13,125)	4,987	(8,138)	4,583	(1,741)	2,842
FSIRS (designated hedging activities):
Unrealized/realized gain (loss)	2,959	(1,125)	1,834	(17,958)	6,824	(11,134)	(18,446)	7,010	(11,436)
Amounts reclassified into net income	2,801	(1,064)	1,737	1,169	(444)	725	97	(37)	60

FSIRS other comprehensive income (loss)	5,760	(2,189)	3,571	(16,789)	6,380	(10,409)	(18,349)	6,973	(11,376)

Total other comprehensive income (loss)	$(2,281)	$867	$(1,414)	$(29,914)	$11,367	$(18,547)	$(13,766)	$5,232	$(8,534)

(1)	Tax amounts are calculated using a 38% rate.

Approximately $2.1 million of realized losses (net of tax) related to the forward-starting interest rate swaps (“FSIRS”), reported in AOCI at December 31, 2012, will be reclassified into expense within the next twelve months as the related interest payments on long-term debt occur.

The estimated amounts that will be amortized from accumulated other comprehensive income or regulatory assets into net periodic benefit cost over the next year are summarized below (in thousands):

Retirement plan net actuarial loss	$32,400
SERP net actuarial loss	1,000
PBOP net actuarial loss	1,000
PBOP prior service cost	400

The following represents a rollforward of AOCI, presented on the Company’s Consolidated Balance Sheets and its Consolidated Statements of Equity:

AOCI – Rollforward

(Thousands of dollars)

	Defined Benefit Plans (Note 10)			FSIRS (Note 13)
	Before- Tax	Tax (Expense) Benefit	After- Tax	Before- Tax	Tax (Expense) Benefit	After- Tax	AOCI
Beginning Balance AOCI December 31, 2011	$(44,429)	$16,883	$(27,546)	$(35,138)	$13,353	$(21,785)	$(49,331)
Current period other comprehensive income (loss)	(8,041)	3,056	(4,985)	5,760	(2,189)	3,571	(1,414)

Ending Balance AOCI December 31, 2012	$(52,470)	$19,939	$(32,531)	$(29,378)	$11,164	$(18,214)	$(50,745)

The following table represents amounts (before income tax impacts) included in Accumulated other comprehensive income (in the table above), that have not yet been recognized in net periodic benefit cost, as of December 31, 2012 and 2011:

Amounts Recognized in AOCI (Before Tax)

(Thousands of dollars)

	2012	2011
Net actuarial (loss) gain	$(423,662)	$(374,406)
Prior service cost	(2,423)	—
Net transition obligation	—	(867)
Less: amount recognized in regulatory assets	373,615	330,844

Recognized in AOCI	$(52,470)	$(44,429)

See Note 10 – Pension and Other Postretirement Benefits for more information on the defined benefit pension plans and Note 13 – Derivatives and Fair Value Measurements for more information on the FSIRS.